SHARE CAPITAL - Additional information concerning warrants activity (Details) - Note Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of warrants
Outstanding at Beginning of year	901,869	247,000	247,000
Issued	9,505,820	1,219,738	0
Exercised	654,869	564,869	0
Expired	0	0	0
Outstanding at end of year	9,752,830	901,869	247,000
Weighted average exercise price
Outstanding at Beginning of year	$ 10.06	$ 17.07	$ 17.07
Granted	0.5	4.96	0
Exercised	3.2	3.08	0
Expired	0	0	0
Outstanding at end of year	$ 0.91	$ 10.06	$ 17.07